AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 3, 1999
                                                             FILE NO. 333-68551
                                                              FILE NO. 811-8108
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549



                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]


PRE-EFFECTIVE AMENDMENT NO.                                                  [ ]
POST-EFFECTIVE AMENDMENT NO. 2                                               [X]


                                     AND/OR


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                             [X]
AMENDMENT NO. 14                                                             [X]


                          PROTECTIVE VARIABLE ANNUITY
                               SEPARATE ACCOUNT
                          (EXACT NAME OF REGISTRANT)



                       PROTECTIVE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                            2801 HIGHWAY 280 SOUTH
                           BIRMINGHAM, ALABAMA 35223
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)


                                (205) 879-9230
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)




                                ---------------
                          STEVE M. CALLAWAY, ESQUIRE
                       PROTECTIVE LIFE INSURANCE COMPANY
                            2801 HIGHWAY 280 SOUTH
                          BIRMINGHAM, ALABAMA, 35223
                   (NAME AND ADDRESS OF AGENT FOR SERVICES)


                                   COPY TO:
                           STEPHEN E. ROTH, ESQUIRE
                       SUTHERLAND, ASBILL & BRENNAN LLP
                        1275 PENNSYLVANIA AVENUE, N.W.
                            WASHINGTON, D.C. 20004
                                (202) 383-0158

                                ---------------
               IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE (CHECK
                                APPROPRIATE BOX):
                   [ ] immediately upon filing pursuant to paragraph (b) of
               Rule 485,
                      [X] on May 1, 1999 pursuant to paragraph (b) of Rule 485;
                      [ ] 60 days after filing pursuant to paragraph (a) of Rule 485;
                      [ ] on May 1, 1999 pursuant to paragraph (a)(i) of Rule
                      485;
                      [ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485;
                      [ ] on date pursuant to paragraph (a)(ii) of Rule 485.


         TITLE OF SECURITIES BEING REGISTERED: INTERESTS IN A SEPARATE
              ACCOUNT ISSUED THROUGH VARIABLE ANNUITY CONTRACTS.
--------------------------------------------------------------------------------
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

                                    PART A
                  INFORMATION REQUIRED TO BE IN THE PROSPECTUS



     All information required to be in the Prospectus is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-68551; 811-8108), filed with the Commission on April 30, 1999.

                                    PART B

                         INFORMATION REQUIRED TO BE IN
                    THE STATEMENT OF ADDITIONAL INFORMATION



     All information required to be in the Statement of Additional Information is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-68551; 811-8108), filed with the Commission on April 30, 1999.

                                    PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a) Financial Statements:

     All required financial statements are included in Part A and Part B of this Registration Statement.


(b) Exhibits:

    1. Resolution of the Board of Directors of Protective Life Insurance Company authorizing establishment of the Protective Life Variable Annuity Separate Account**

    2. Not applicable

    3. (a) Form of Underwriting Agreement among Protective Life Insurance Company, Investment Distributors, Inc. and the Protective Life Variable Annuity Separate Account**

     (b) Form of Distribution Agreement between Investment Distributors, Inc. and broker/dealers++

    4. (a) Form of Individual Flexible Premium Deferred Variable and Fixed Annuity Contract****

     (b) Annual Reset Death Benefit Rider****

     (c) Compound Death Benefit Rider****

    5. Form of Contract Applications****

    6. (a) Charter of Protective Life Insurance Company.*

     (b) By-Laws of Protective Life Insurance Company.*

    7. Not applicable

    8. (a) Participation/Distribution Agreement (Protective Investment
     Company)**
     (b) Participation Agreement (Oppenheimer Variable Account Funds)***
     (c) Participation Agreement (MFS Variable Insurance Trust)***
     (d) Participation Agreement (Calvert Group, formerly Acacia Capital Corporation)***

     (e) Participation Agreement (Van Eck Worldwide Insurance Trust)++

    9. Opinion and Consent of Steve M. Callaway, Esq.

   10. (a) Consent of Sutherland, Asbill & Brennan, LLP

     (b) Consent of PricewaterhouseCoopers LLP

   11. No financial statements will be omitted from Item 23

   12. Not applicable

   13. Not applicable

   14. Powers of Attorney
---------
  * Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on October 28, 1993.

 ** Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on February 23, 1994.

 *** Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 30, 1997.

**** Incorporated herein by reference to the initial filing of the Form N-4
     Registration Statement (File No. 333-68551) filed with the Commission on December 8, 1998.

     + To be filed by amendment.

 ++ Incorporated herein by reference to Pre-Effective Amendment Number 1 to the Form N-4 Registration Statement, (File No. 333-60149) filed with the Commission on October 26, 1998.

ITEM 25. DIRECTORS AND OFFICERS OF DEPOSITOR.



NAME AND PRINCIPAL BUSINESS ADDRESS                   POSITION AND OFFICES WITH DEPOSITOR
------------------------------------- ------------------------------------------------------------------
Drayton Nabers, Jr.                   Chairman of the Board
John D. Johns                         President, and Director
R. Stephen Briggs                     Executive Vice President, Director
Carolyn King                          Senior Vice President, Investment Products, and Director
Deborah J. Long                       Senior Vice President, General Counsel, Secretary, and Director
Jim E. Massengale                     Executive Vice President, Acquisitions, and Director
Steven A. Schultz                     Senior Vice President, Financial Institutions, and Director
Wayne E. Stuenkel                     Senior Vice President and Chief Actuary, and Director
A.S. Williams, III                    Executive Vice President, Investments, Treasurer, and Director
Judy Wilson                           Senior Vice President, Guaranteed Investment Contracts
T. Davis Keyes                        Senior Vice President, Information Services
J. Russell Bailey, Jr.                Vice President, Dental and Consumer Benefits
Michael B. Ballard                    Vice President, Individual Life Marketing
Harvey S. Benjamin                    Vice President, Investment Products Operations
Danny L. Bentley                      Senior Vice President, Dental and Consumer Benefits, and Director
Richard J. Bielen                     Senior Vice President, Investments, and Director
Larry Adams                           Vice President, PPGA Sales
Linda C. Cleveland                    Vice President, Acquisition Administration
Chris T. Calos                        Vice President, Marketing, Dental and Consumer Benefits
Tim W. Carney                         Vice President, MGMD Dental Sales
Jerry W. DeFoor                       Vice President and Controller and Chief Accounting Officer
John B. Deremo                        Vice President, Individual Life Sales
Brent E. Fritz                        Vice President, Individual Life Product Development
Bruce W. Gordon                       Vice President, Marketing, Individual Life
James T. Helton III                   Vice President and Actuary, Dental and Consumer Benefits
Charles (T.O.) McDowell               Vice President, PPGA Sales
William L. McMullen, Jr.              Vice President, Customer Service, Financial Institutions
Lawrence G. Merrill                   Vice President, Investment Products Marketing
Charles Misasi                        Vice President, Network Plans
Edmund P. Perry                       Vice President, Individual Life Sales
Carl E. Price                         Vice President, Direct Marketing, Dental and Consumer Benefits
Charles M. Prior                      Vice President, Investments
T. Michael Presley                    Vice President and Actuary, Financial Institutions
John Sawyer                           Vice President, Equity Marketing, Individual Life
David C. Stevens                      Vice President, Operations, Dental and Consumer Benefits
James M. Styne                        Vice President, Financial Institutions
Carl S. Thigpen                       Vice President, Investments and Assistant Secretary
Alan E. Watson                        Vice President, Individual Life Sales
Thomas W. Willingham                  Vice President, Individual Life Operations and Assistant
                                      Secretary
Banks M. Wood                         Vice President, Sales and Marketing, Financial Institutions

---------
* Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR AND REGISTRANT

     The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by Protective Life Corporation. Protective Life Corporation is described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by Protective Life Corporation may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in Exhibit 21 to Form 10-K of Protective Life Corporation for the fiscal year ended December 31, 1998 (File No. 1-12332) filed with the Commission on March 25, 1999.


ITEM 27. NUMBER OF CONTRACTOWNERS.

     As of the date of this filing, there were 0 contract owners of individual flexible premium deferred variable and fixed annuity contracts offered by Registrant.


ITEM 28. INDEMNIFICATION OF DIRECTORS AND OFFICERS.

     Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life's directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

     In addition, the executive officers and directors are insured by PLC's Directors' and Officers' Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER.
   (a) Investment Distributors, Inc. ("IDI") is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Fund and for the Protective Life Variable Separate Account.

     (b) The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.



NAME AND PRINCIPAL
BUSINESS ADDRESS*           POSITION AND OFFICES    POSITION AND OFFICES WITH REGISTRANT
-------------------------- ---------------------- ---------------------------------------
  Briggs, Robert Stephen   President, Chief       Executive Vice President,
                           Executive Officer      Director
                           and Director
  A.S. Williams, III       Vice President         Executive Vice President, Investments,
                                                  Treasurer, Director
  Ballard, Michael B.      Director               Vice President, Individual Life
                                                  Marketing
  Merrill, Lawrence G.     Director               Vice President, Investment
                                                  Products Marketing
  King, Carolyn            Secretary, Chief       Senior Vice President,
                           Compliance Officer     Investment Products
  O'Sullivan, John         Financial              Vice President and Actuary,
                           Operations             Investment Products
                           Principal, Treasurer
                           and Director
  Callaway, Steve M.       Director               None
  Janet Summey             Assistant Secretary    Assistant Vice President,
                                                  Investment Products
  Bonnie Miller            Assistant Secretary    Assistant Vice President,
                                                  Investment Products

---------
* Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

     All accounts and records required to be maintained by Section 31(c) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.


ITEM 31. MANAGEMENT SERVICES.

     All management contracts are discussed in Part A or Part B.


ITEM 32. UNDERTAKINGS.
   (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

   (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

   (d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

   (e) Protective Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirement of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused the amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama on April 30, 1999.

                       PROTECTIVE VARIABLE ANNUITY
                       SEPARATE ACCOUNT


                       By: /s/  JOHN D. JOHNS
                       ----------------------------------
                           JOHN D. JOHNS, PRESIDENT

                       PROTECTIVE LIFE INSURANCE COMPANY



                       PROTECTIVE LIFE INSURANCE COMPANY


                       By: /S/  JOHN D. JOHNS
                       ----------------------------------
                           JOHN D. JOHNS, PRESIDENT

                       PROTECTIVE LIFE INSURANCE COMPANY

     As required by the Securities Act of 1933, the amendment to this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:



               SIGNATURE                              TITLE                     DATE
--------------------------------------  --------------------------------- ---------------
  *                                          Chairman of the Board        April 30, 1999
 ------------------------------------   (Principal Executive Officer)
 DRAYTON NABERS, JR.                               President

 /s/  JOHN D. JOHNS                                President              April 30, 1999
 ------------------------------------   (Principal Financial Officer)
 JOHN D. JOHNS

  *                                     Vice President, Controller, and   April 30, 1999
 ------------------------------------      Chief Accounting Officer
 JERRY W. DEFOOR                        (Principal Accounting Officer)

  *                                                 Director              April 30, 1999
 ------------------------------------
 DRAYTON NABERS, JR.

 /s/  JOHN D. JOHNS                                 Director              April 30, 1999
 ------------------------------------
 JOHN D. JOHNS

  *                                                 Director              April 30, 1999
 ------------------------------------
 R. STEPHEN BRIGGS

  *                                                 Director              April 30, 1999
 ------------------------------------
 JIM E. MASSENGALE

  *                                                 Director              April 30, 1999
 ------------------------------------
 WAYNE E. STUENKEL

  *                                                 Director              April 30, 1999
 ------------------------------------
 A.S. WILLIAMS III

                                      C-5

                SIGNATURE                     TITLE         DATE
-----------------------------------------  ---------- ---------------
  *                                         Director  April 30, 1999
 ------------------------------------
 STEVEN A. SCHULTZ
  *                                         Director  April 30, 1999
 ------------------------------------
 DEBORAH J. LONG
  *                                         Director  April 30, 1999
 ------------------------------------
 CAROLYN KING
  *                                         Director  April 30, 1999
 ------------------------------------
 RICHARD J. BIELEN
  *                                         Director  April 30, 1999
 ------------------------------------
 DANNY L. BENTLEY
 *By: /s/  STEVE CALLAWAY
 ------------------------------------
             STEVE CALLAWAY
            ATTORNEY-IN-FACT


                                      C-6